Legal proceedings and regulatory matters (Details) $ in Billions	1 Months Ended									2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2018 USD ($) complaint securitisation_trust	Jul. 31, 2018 complaint	Jan. 31, 2018	Dec. 31, 2017 USD ($) complaint	Feb. 28, 2017 financial_institution	Dec. 31, 2016 USD ($)	Apr. 30, 2016 complaint	Jul. 31, 2014 CAD ($)	Jun. 30, 2014 USD ($)	Aug. 31, 2016 lawsuit	Oct. 31, 2018 USD ($)	Nov. 30, 2015 individual offices	Nov. 30, 2015 complaint	Dec. 31, 2018 USD ($) complaint securitisation_trust	Dec. 31, 2018 USD ($) plaintiff securitisation_trust	Dec. 31, 2007 USD ($)	Jan. 01, 2018 USD ($)	[1]	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 96,410,000,000			$ 93,472,000,000										$ 96,410,000,000	$ 96,410,000,000
Outstanding principal amount on loans securitized	$ 3,800,000,000													$ 3,800,000,000	$ 3,800,000,000
Number of mortgage securitisation trusts with litigation proceedings | securitisation_trust	280													280	280
Other provisions	$ 2,920,000,000			4,011,000,000		$ 4,773,000,000								$ 2,920,000,000	$ 2,920,000,000		$ 4,295,000,000
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation																			$ 8,400,000,000
Estimated fund transfers, less withdrawals from securities under litigation																			$ 4,000,000,000
HSBC Bank USA, N.A.
Disclosure of contingent liabilities [line items]
Mortgage securitisation loan purchased and sold																$ 24,000,000,000
HSBC Holdings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	8,842,000,000			$ 7,778,000,000										8,842,000,000	8,842,000,000
Madoff litigation | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	500,000,000													$ 500,000,000	500,000,000
Mortgage Securitisation Pool Trust litigation | HSBC Bank USA, N.A.
Disclosure of contingent liabilities [line items]
Damages sought									$ 38,000,000,000
Mortgage loan repurchase matters | HSBC Mortgage Corporation, Inc.
Disclosure of contingent liabilities [line items]
Number of claims dismissed | complaint				1
Number of lawsuits/claims filed | complaint														2
Anti-money laundering and sanctions-related matters | HSBC Holdings
Disclosure of contingent liabilities [line items]
Damages sought								$ 20
Tax-related investigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	800,000,000													$ 800,000,000	$ 800,000,000
Number of Indian tax authority offices | offices												2
Number of Indian individuals and families | individual												4
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | lawsuit										2
Infringement period						1 month
Number of groups of plaintiffs | plaintiff															5
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Deferred prosecution agreement period			3 years
Number of financial institutions included in complaint for proceedings | financial_institution					18
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | complaint							2
Film finance litigation | HSBC Private Bank (UK) Limited
Disclosure of contingent liabilities [line items]
Number of new claims filed | complaint													2
Legal proceedings and regulatory matters
Disclosure of contingent liabilities [line items]
Other provisions	1,128,000,000			$ 1,501,000,000		$ 2,436,000,000								1,128,000,000	$ 1,128,000,000
Legal proceedings and regulatory matters | Tax-related investigation
Disclosure of contingent liabilities [line items]
Other provisions	$ 626,000,000													$ 626,000,000	$ 626,000,000
NEW YORK | Anti-money laundering and sanctions-related matters | HSBC Holdings
Disclosure of contingent liabilities [line items]
Number of claims dismissed | complaint		1
Number of lawsuits/claims filed | complaint	3
Number of claims related to existing actions filed | complaint	2
Number of pending claims | complaint														9
Number of claims on appeal | complaint														1
Number of pending claims with motions to dismiss | complaint														2
Commencement of major litigation | Residential mortgage-backed securities transactions
Disclosure of contingent liabilities [line items]
Litigation settlement, amount awarded to other party											$ 765,000,000

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.